Common Stock and Stock Plans, Common Stock Shares Outstanding (Details) - Common Stock, par value $1-2/3 - shares shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Common Stock Shares Outstanding [Line Items]
Balance, beginning of period, shares	3,598.9	3,833.8	3,885.8
Issued, shares	22.8	37.2	43.5
Repurchased, shares	(332.8)	(272.1)	(110.4)
Issued to ESOP, shares	0.0	0.0	14.9
Balance, end of period, shares	3,288.9	3,598.9	3,833.8